ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Payroll and welfare payables	$ 39,731,591	$ 29,352,860
Advance from customers	73,922,757	50,517,816
Derivatives	2,282,725	487,780
Accrued expenses	103,727,260	70,524,998
Payments to custom and other taxes payables	17,208,200	19,174,211
Total	$ 236,872,533	$ 170,057,665